VOYA PARTNERS, INC.
VY® T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class Prospectus (the "Prospectus") dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. approved a proposal to change the classification of VY® T. Rowe Price Growth Equity Portfolio from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Portfolio's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's Prospectus is revised as follows:
1.The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Portfolio's Prospectus is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.
3.The sub-section entitled "Key Portfolio Information – Portfolio Diversification" in the Portfolio's Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Diversification
Each Portfolio's diversification status is outlined in the table below. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the Investment Company Act of 1940 as amended, and the rules, regulations, and applicable exemptive orders thereunder ("1940 Act") in the percentage of its assets that it may invest in the obligations of a single issuer.
Portfolio	Diversified	Non-Diversified
Voya Global Bond Portfolio	X

Voya International High Dividend Low	X
Volatility Portfolio
VY® American Century Small-Mid Cap	X
Value Portfolio
VY® Baron Growth Portfolio	X
VY® Columbia Contrarian	X
Core Portfolio
VY® Columbia Small Cap Value II Portfolio	X
VY® Invesco Comstock Portfolio	X
VY® Invesco Equity Income Portfolio	X
VY® Invesco Global Portfolio	X
VY® JPMorgan Mid Cap Value Portfolio	X
VY® T. Rowe Price Diversified Mid Cap	X
Growth Portfolio
VY® T. Rowe Price Growth Equity Portfolio		X
4.The sub-section entitled "More Information About the Portfolio – Additional Information About the Principal Risks" in the Portfolio's Prospectus is revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified" and could underperform compared to such funds. Even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.
VY® T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6,
Service Class and Service 2 Class Statement of Additional Information (the "SAI")
dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. approved a proposal to change the classification of VY® T. Rowe Price Growth Equity Portfolio from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Portfolio's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's SAI is revised as follows:
The fourth paragraph in the sub-section entitled "Supplemental Description of Portfolio Investments and Risks – Diversification and Concentration" in the Portfolios' SAI is hereby deleted in its entirety and replaced with the following:
The diversification and concentration status of each Portfolio is outlined in the table below:
Portfolio	Diversified	Non-	Concentration
Diversified
Voya Global Bond Portfolio	X
Voya International High Dividend Low	X
Volatility Portfolio
VY® American Century Small-Mid Cap	X
Value Portfolio
VY® Baron Growth Portfolio	X
VY® Columbia Contrarian	X
Core Portfolio
VY® Columbia Small Cap Value II Portfolio	X
VY® Invesco Comstock Portfolio	X
VY® Invesco Equity Income Portfolio	X
VY® Invesco Global Portfolio	X
VY® JPMorgan Mid Cap Value Portfolio	X
VY® T. Rowe Price Diversified Mid Cap	X
Growth Portfolio
VY® T. Rowe Price Growth Equity Portfolio		X
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE